Exhibit 99.2

Ford Credit Auto Lease Trust 2020-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2022,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2022, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2022, leases with a total base residual value of $36,613,912.04 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2022. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2022,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2022-	March	$691,060,687.71
	April	$628,607,253.77	$12,648,873.10	13.11%	$53,409,000.50	8.57%
	May	$591,881,110.74	$12,030,281.23	12.47%	$28,157,940.81	4.52%
	June	$552,140,907.47	$11,335,914.51	11.75%	$31,664,292.32	5.08%
	July	$512,814,082.71	$10,630,832.40	11.02%	$31,737,151.24	5.09%
	August	$468,613,974.56	$9,802,186.64	10.16%	$37,222,655.00	5.97%
	September	$409,946,915.95	$8,653,385.75	8.97%	$52,595,010.03	8.43%
	October	$358,863,275.83	$7,651,794.88	7.93%	$45,689,919.14	7.33%
	November	$301,466,051.32	$6,490,134.57	6.73%	$52,883,928.29	8.48%
	December	$239,435,125.58	$5,214,407.63	5.41%	$58,477,351.52	9.38%
2023-	January	$190,192,742.40	$4,165,344.48	4.32%	$46,396,364.39	7.44%
	February	$138,664,210.22	$3,058,063.02	3.17%	$49,518,450.86	7.94%
	March	$99,691,758.08	$2,232,473.32	2.31%	$37,504,140.37	6.01%
	April	$63,622,506.63	$1,463,798.10	1.52%	$35,154,750.65	5.64%
	May	$32,364,674.60	$754,373.08	0.78%	$30,853,952.99	4.95%
	June	$10,019,838.36	$249,176.30	0.26%	$22,274,016.21	3.57%
	July	$2,390,291.96	$58,545.20	0.06%	$7,626,263.12	1.22%
	August	$351,411.17	$11,129.80	0.01%	$2,041,045.90	0.33%
	September	$123,630.83	$4,954.85	0.01%	$224,902.00	0.04%
	October	$60,786.03	$2,400.69	0.00%	$61,257.75	0.01%
	November	$58,785.07	$2,400.69	0.00%	$0.00	0.00%
	December	$47,034.18	$2,082.93	0.00%	$10,055.00	0.00%
2024-	January	$32,814.74	$1,370.15	0.00%	$13,170.00	0.00%
	February	$12,421.68	$633.86	0.00%	$20,000.00	0.00%
	March	$0.00	$0.00	0.00%	$12,490.00	0.00%

Total			$96,464,557.18	100.00%	$623,548,108.09	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$720,012,665.27

Ford Credit Auto Lease Trust 2020-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2022	Car	29	8.66%	$11,480	28.83%	72.03%
	CUV	105	9.40%	$12,326	29.23%	66.13%
	SUV	8	8.89%	$23,575	28.88%	61.63%
	Truck	34	10.79%	$10,983	21.10%	41.37%

	Total/Average	176	9.48%	$12,438	27.34%	60.34%

FEBRUARY 2022	Car	25	8.17%	$12,609	32.29%	82.54%
	CUV	148	12.63%	$10,641	28.00%	62.52%
	SUV	15	13.39%	$17,936	22.77%	47.74%
	Truck	34	10.12%	$10,941	19.24%	38.67%

	Total/Average	222	11.53%	$11,402	26.05%	57.18%

MARCH 2022	Car	25	6.27%	$12,254	35.95%	81.87%
	CUV	178	12.03%	$11,464	28.92%	57.18%
	SUV	13	12.75%	$21,399	26.77%	54.64%
	Truck	37	8.79%	$8,831	15.96%	29.83%

	Total/Average	253	10.53%	$11,668	26.85%	56.37%